Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance metrics of the Company. The following tables and graphs below summarize the relationship between compensation “actually paid” (referred to as “Compensation Actually Paid” or the “CAP Amounts”) to the Chief Executive Officer (CEO) and the Non-CEO Named Executive Officers (“Non-CEO NEOs”), and the financial performance of the Company over the time horizon set forth below in accordance with SEC rules. The compensation committee does not use the CAP Amounts as a basis for making compensation decisions. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with performance, see “Compensation Discussion and Analysis” beginning on page 32.

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:			Company Selected Measures
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid for Non-CEO NEOs (4)	Cumulative Total Shareholder Return (5)	Peer Group Cumulative Total Shareholder Return (6)	Net Income ($ millions) (7)	Operating Profit ($ millions) (8)
2023	740,081	740,081	796,260	542,867	56.79	130.96	(62.6)	(64.8)
2022	740,487	740,487	909,952	268,029	82.61	128.25	21.0	31.1
2021	2,474,467	2,474,467	1,367,156	1,369,613	138.76	138.31	119.3	157.8
2020	1,664,205	1,664,205	1,118,380	1,885,722	138.21	122.73	76.2	96.9

(1) Represents total compensation reported for our CEO, Mr. Brooks, as set forth in the total column of the Summary Compensation Table for the applicable year

(2) Represents Compensation Actually Paid for Mr. Brooks, as calculated in accordance with Item 402(v) of Regulation S-K. As discussed in the Compensation Discussion and Analysis beginning on page 31, the CEO has not received equity grants since before the Company’s initial public offering and the Company does not maintain any defined benefit or actuarial pension plans for any of the NEOs. Accordingly, there are no applicable adjustments per Item 402(v) of Regulation S-K to the CEO’s total compensation as reported for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year.

(3) Represents the average of the amounts of total compensation reported for our Non-CEO NEO as set forth in the Total column of the Summary Compensation Table for the applicable year. Our Non-CEO NEOs for fiscal 2020, 2021, and 2022 were Thomas D. Campion, Christopher C. Work, Chris K. Visser, Troy Brown and Adam C. Ellis. Our Non-CEO NEOs for fiscal 2023 are Thomas D. Campion, Christopher C. Work, Chris K. Visser and Adam C. Ellis.

(4) The amounts in this column represent the average amount of Compensation Actually Paid for our Non-CEO NEOs as a group as calculated in accordance with the requirements of Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K adjustments were made to the average total compensation reported for our Non-CEO NEOs to determine the average amount of Compensation Actually Paid and these adjustments are set forth immediately below in the reconciliation table. Equity award adjustments noted in the reconciliation table below were calculated consistent with U.S. generally accepted accounting principles, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant

Reconciliation of Average Summary Compensation Table to Average CAP Amounts

	Average SCT Total for Non-CEO NEOs	- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Total
Average Compensation Actually Paid to Non-CEO NEOs	796,260	(349,986)	286,332	(107,539)	(82,200)	542,867

(5)& (6) The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K, assuming an initial investment date of January 31, 2020. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the average of (i) S&P 400 Apparel Retail Index and (ii) the S&P MidCap 400.

(7) Represents net income as reported in the Company’s audited financial statements for the applicable year.

(8) Represents the “Company Selected Measure” identified by the compensation committee. While the compensation committee does not view this measure as the single most important financial measure of performance used in the Company’s executive compensation program, we are required by SEC disclosure rules to select one such measure and identify it in the Pay-Versus-Performance Table as the Company Selected Measure. The compensation committee chose this measure because Operating Profit is one of the important performance indicators for the Company's success and it is the most heavily weighted performance metric in the short term incentive plan. Other important measures, such as Net Sales and Product Margin, are used in different combinations in our incentive plan performance goals among the NEOs.

Most Important Financial Performance Measures

For fiscal year 2023, the most important financial performance measures used to link executive Compensation Actually Paid to the NEOs to the Company’s performance are as follows, which are described in more detail in the Compensation Discussion and Analysis and are the performance metrics the compensation committee has chosen for the Company’s Short-Term Cash Based Incentives plan for each of the fiscal years covered in this Pay Versus Performance disclosure:

•
Operating Profit;
•
Net Sales; and
•
Product Margin.

Description of Relationships Between Compensation Actually Paid and Specified Financial Measures

As described in greater detail in the Compensation Discussion and Analysis beginning on page 50, the Company’s executive compensation program reflects a pay-for-performance and pay-at-risk philosophy, with a large portion in the form of variable, incentive-based pay. The metrics used for Company’s Short-Term Cash Based Incentive plan are selected based on an objective to pay for superior results and sustainable growth by rewarding the achievement of challenging short-term performance goals designed to build shareholder value and drive performance. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table.

The following graphs depict the general relationships between the financial performance measures and CAP. Amounts set forth above in the Pay Versus Performance Table: TSR, peer group TSR, net income and Operating Profit, which is the measure the Company identified as the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Compensation Actually Paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Operating Profit also has an impact on the Company’s stock price and relative TSR, which affects the value of the equity awards made pursuant to the Long-Term Equity Incentive plan. Fluctuations in CAP Amounts are primarily due to the result of our stock performance and varying levels of achievement against pre-established performance goals under our Short-Term Cash Based Incentive plan. Changes in the composition of our NEOs can also affect CAP Amounts from period to period.

Company Selected Measure Name	Operating Profit
Named Executive Officers, Footnote [Text Block]

(1) Represents total compensation reported for our CEO, Mr. Brooks, as set forth in the total column of the Summary Compensation Table for the applicable year

(3) Represents the average of the amounts of total compensation reported for our Non-CEO NEO as set forth in the Total column of the Summary Compensation Table for the applicable year. Our Non-CEO NEOs for fiscal 2020, 2021, and 2022 were Thomas D. Campion, Christopher C. Work, Chris K. Visser, Troy Brown and Adam C. Ellis. Our Non-CEO NEOs for fiscal 2023 are Thomas D. Campion, Christopher C. Work, Chris K. Visser and Adam C. Ellis.

PEO Total Compensation Amount	$ 740,081	$ 740,487	$ 2,474,467	$ 1,664,205
PEO Actually Paid Compensation Amount	$ 740,081	740,487	2,474,467	1,664,205
Adjustment To PEO Compensation, Footnote [Text Block]

(2) Represents Compensation Actually Paid for Mr. Brooks, as calculated in accordance with Item 402(v) of Regulation S-K. As discussed in the Compensation Discussion and Analysis beginning on page 31, the CEO has not received equity grants since before the Company’s initial public offering and the Company does not maintain any defined benefit or actuarial pension plans for any of the NEOs. Accordingly, there are no applicable adjustments per Item 402(v) of Regulation S-K to the CEO’s total compensation as reported for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 796,260	909,952	1,367,156	1,118,380
Non-PEO NEO Average Compensation Actually Paid Amount	$ 542,867	268,029	1,369,613	1,885,722
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4) The amounts in this column represent the average amount of Compensation Actually Paid for our Non-CEO NEOs as a group as calculated in accordance with the requirements of Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K adjustments were made to the average total compensation reported for our Non-CEO NEOs to determine the average amount of Compensation Actually Paid and these adjustments are set forth immediately below in the reconciliation table. Equity award adjustments noted in the reconciliation table below were calculated consistent with U.S. generally accepted accounting principles, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant

Reconciliation of Average Summary Compensation Table to Average CAP Amounts

	Average SCT Total for Non-CEO NEOs	- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Total
Average Compensation Actually Paid to Non-CEO NEOs	796,260	(349,986)	286,332	(107,539)	(82,200)	542,867

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Financial Performance Measures

For fiscal year 2023, the most important financial performance measures used to link executive Compensation Actually Paid to the NEOs to the Company’s performance are as follows, which are described in more detail in the Compensation Discussion and Analysis and are the performance metrics the compensation committee has chosen for the Company’s Short-Term Cash Based Incentives plan for each of the fiscal years covered in this Pay Versus Performance disclosure:

•
Operating Profit;
•
Net Sales; and
•
Product Margin.

Total Shareholder Return Amount	$ 56.79	82.61	138.76	138.21
Peer Group Total Shareholder Return Amount	130.96	128.25	138.31	122.73
Net Income (Loss)	$ (62,600,000)	$ 21,000,000.0	$ 119,300,000	$ 76,200,000
Company Selected Measure Amount	(64,800,000)	31,100,000	157,800,000	96,900,000
PEO Name	Mr. Brooks	Mr. Brooks	Mr. Brooks	Mr. Brooks
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Product Margin
Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (349,986)
Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	286,332
Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,539)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (82,200)